TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
TRADE RECEIVABLES, NET
Trade receivables	$ 2,177	$ 1,936	$ 1,667
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables		2,025	1,762
Gross carrying amount | Current
TRADE RECEIVABLES, NET
Trade receivables		1,130	729
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables		533	650
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables		120	146
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables		27	77
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables		71	93
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables		144	67
Allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables		89	95
Allowance for doubtful accounts | Current
TRADE RECEIVABLES, NET
Trade receivables		6
Allowance for doubtful accounts | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables		8	1
Allowance for doubtful accounts | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables		18	7
Allowance for doubtful accounts | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables		11	8
Allowance for doubtful accounts | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables		6	15
Allowance for doubtful accounts | > 120 days
TRADE RECEIVABLES, NET
Trade receivables		$ 40	$ 64